Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Material Associates) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Profit/(loss) for the year		¥ 2,227,165	¥ 5,336,218	¥ 6,154,159
Other comprehensive income/(loss)		7,449	(7,014)	(810)
Carrying value		5,208,758	4,527,133
Shanghai Secco [member]
Disclosure of associates [line items]
Opening net assets 1 January		12,822,770	13,269,928
Profit/(loss) for the year		3,383,582	3,228,682	5,179,254
Increase in share capital		0
Other comprehensive income/(loss)		0	0	0
Decrease in reserves		0
Declared dividends		(2,537,000)	(3,675,840)	(2,105,600)
Closing net assets		¥ 13,669,352	¥ 12,822,770	13,269,928
Percentage of ownership interest		20.00%	20.00%
Interest in associates		¥ 2,733,872	¥ 2,564,556
Unrealised upstream and downstream transaction		(9,512)	(9,512)
Unentitled portion	[1]	0	0
Carrying value		2,724,360	2,555,044
Chemical Industry [member]
Disclosure of associates [line items]
Opening net assets 1 January		5,057,821	4,664,349
Profit/(loss) for the year		609,540	472,804	407,709
Increase in share capital		0
Other comprehensive income/(loss)		19,470	(18,331)	(2,116)
Decrease in reserves		(51,535)
Declared dividends		(79,000)	(61,001)	(53,001)
Closing net assets		¥ 5,556,300	¥ 5,057,821	4,664,349
Percentage of ownership interest		38.26%	38.26%
Interest in associates		¥ 2,125,839	¥ 1,935,122
Unrealised upstream and downstream transaction		0	0
Unentitled portion	[1]	(328,629)	(348,346)
Carrying value		1,797,210	1,586,776
Jinsen [member]
Disclosure of associates [line items]
Opening net assets 1 January		153,338	166,183
Profit/(loss) for the year		(16,996)	(12,845)	(17,069)
Increase in share capital		0
Other comprehensive income/(loss)		0	0	0
Decrease in reserves		0
Declared dividends		0	0	0
Closing net assets		¥ 136,342	¥ 153,338	166,183
Percentage of ownership interest		40.00%	40.00%
Interest in associates		¥ 54,537	¥ 61,335
Unrealised upstream and downstream transaction		0	0
Unentitled portion	[1]	0	0
Carrying value		54,537	61,335
Azbil [member]
Disclosure of associates [line items]
Opening net assets 1 January		123,994	119,775
Profit/(loss) for the year		38,448	30,119	26,182
Increase in share capital		0
Other comprehensive income/(loss)		0	0	0
Decrease in reserves		0
Declared dividends		(30,000)	(25,900)	(17,000)
Closing net assets		¥ 132,442	¥ 123,994	¥ 119,775
Percentage of ownership interest		40.00%	40.00%
Interest in associates		¥ 52,977	¥ 49,598
Unrealised upstream and downstream transaction		0	0
Unentitled portion	[1]	0	0
Carrying value		52,977	49,598
Shidian Energy [member]
Disclosure of associates [line items]
Opening net assets 1 January		0
Profit/(loss) for the year		5,166
Increase in share capital		800,000
Other comprehensive income/(loss)		0
Decrease in reserves		0
Declared dividends		0
Closing net assets		¥ 805,164	¥ 0
Percentage of ownership interest	[2]	40.00%
Interest in associates		¥ 322,066
Unrealised upstream and downstream transaction		(22,708)
Unentitled portion	[1]	0
Carrying value		¥ 299,358

[1]	Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry that cannot be shared by other shareholders.
[2]	In 2019, Toufa invested RMB 320,000 thousands to acquire 40% share of Shidian Energy, of which RMB 71,816 thousands was contributed by property, plant and equipment at fair market price.